INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 12 – INCOME TAXES

The tax effects of temporary differences that give rise to deferred tax assets are presented below:

	For The Years Ended December 31,

	2014	2013
Deferred Tax Assets:
Net operating loss carryforward	$4,447,768	$3,327,518
Stock-based compensation	2,205,340	1,862,399

Total deferred tax assets	6,653,108	5,189,917

Valuation allowance	(6,653,108)	(5,189,917)

Deferred tax asset, net of valuation allowance	$-	$-

Changes in valuation allowance	$1,463,191	$2,246,450

The income tax provision (benefit) consists of the following:

	For The Years Ended December 31,

	2014	2013
Federal:
Current	$-	$-
Deferred	(1,463,191)	(2,246,450)

State and local:
Current	-	-
Deferred	-	-
Current Income Tax Expense (Benefit), Total	(1,463,191)	(2,246,450)
Change in valuation allowance	1,463,191	2,246,450
Income tax provision (benefit)	$-	$-

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For The Years Ended December 31,

	2014	2013

Tax benefit at federal statutory rate	(34.0)%	(34.0)%
Other non-deductible compensation subject to SEC 162(M)	10.1%	0%
Permanent differences	5.0%	1.1%
Change in valuation allowance	18.9%	32.9%
Effective income tax rate	0%	0%

The Company assesses the likelihood that deferred tax assets will be realized. To the extent that realization is not likely, a valuation allowance is established. Based upon the Company’s history of losses since inception, management believes that it is more likely than not that future benefits of deferred tax assets will not be realized.

At December 31, 2014 and 2013, the Company had $13,081,670 and $9,533,943, respectively, of federal net operating losses that may be available to offset future taxable income. The net operating loss carry forwards, if not utilized, will expire from 2030 to 2034 for federal purposes. In accordance with Section 382 of the Internal Revenue Code, the usage of the Company’s net operating loss carry forwards are subject to annual limitations in the event of a greater than 50% ownership change.

The Company files income tax returns in the U.S. federal and Texas jurisdictions and is subject to examination by taxing authorities beginning with the year ended December 31, 2011.